COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Apr. 30, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Expected Timing of Ground and Air Rights Lease Payments

The expected timing of ground and air rights lease payments as of April 30, 2015 is as follows:

(in thousands)
Fiscal Year Ended April 30,	Lease Payments
2016	$478
2017	449
2018	449
2019	449
2020	449
Thereafter	20,764

Total	$23,038

Schedule of Property Cost and Gross Rental Revenue

The Company has various contracts outstanding with third parties in connection with development, expansion and renovation projects that are underway or placed in service during the quarter, the costs for which have been capitalized. As of April 30, 2015, contractual commitments for these projects are as follows:

			(in thousands)		(in fiscal years)
Project Name and Location	Planned Segment	Rentable Square Feet or Number of Units	Anticipated Total Cost	Costs as of April 30, 2015(1)	Anticipated Construction Completion
Roseville 3075 Long Lake Rd - Roseville, MN	Other	202,807 sq ft	13,915	9,036	In Service
Chateau II - Minot, ND	Multifamily	72 units	14,711	13,129	1Q 2016
Edina 6565 France SMC III - Edina, MN	Healthcare	57,479 sq ft	36,752	22,549	1Q 2016
Minot Southgate Retail - Minot, ND	Other	7,963 sq ft	2,923	2,164	1Q 2016
Renaissance Heights - Williston, ND(2)	Multifamily	288 units	62,362	59,087	1Q 2016
Deer Ridge — Jamestown, ND	Multifamily	163 units	24,519	15,355	2Q 2016
PrairieCare Medical - Brooklyn Park, MN	Healthcare	72,895 sq ft	24,251	19,457	2Q 2016
Cardinal Point - Grand Forks, ND	Multifamily	251 units	40,042	26,450	3Q 2016
71 France Phase I, II, III - Edina, MN(3)	Multifamily	241 units	73,290	35,137	1Q 2017
Other	n/a	n/a	n/a	6,618	n/a

			$292,765	$208,982

(1)     Includes costs related to development projects that are placed in service in phases (Renaissance Heights - $46.0 million).

(2)     The Company is an approximately 70% partner in the joint venture entity constructing this project; the anticipated total cost amount given is the total cost to the joint venture entity.

(3)     The project will be constructed in three phases by a joint venture entity in which the Company has an approximately 52.6% interest. The anticipated total cost amount given in the table above is the total cost to the joint venture entity. The anticipated total cost includes approximately 21,772 square feet of retail space.